CONDENSED SCHEDULES OF INVESTMENTS	12 Months Ended
Dec. 31, 2017
CONDENSED SCHEDULES OF INVESTMENTS
CONDENSED SCHEDULES OF INVESTMENTS

2. CONDENSED SCHEDULES OF INVESTMENTS

The Fund’s investments, defined as unrealized profit (loss) on open contracts on the Statements of Financial Condition, as of December 31, 2017 and 2016, are as follows:

December 31, 2017

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	715	$417,818	0.06%	(3,905)	$955,207	0.14%	$1,373,025	0.20%	January 2018 - May 2018
Currencies - Futures	1,658	158,923	0.02%	(2,544)	(1,639,851)	-0.24%	(1,480,928)	-0.22%	March 2018
Currencies - Forwards*	452,280,118	7,024,065	1.04%	(230,152,972)	(2,301,222)	-0.34%	4,722,843	0.70%	January 2018 - March 2018
Energy	1,611	4,997,898	0.74%	(1,002)	(1,887,240)	-0.28%	3,110,658	0.46%	January 2018 - March 2018
Interest rates	4,024	(1,844,918)	-0.27%	(6,336)	1,298,694	0.19%	(546,224)	-0.08%	March 2018 - December 2020
Metals	2,426	11,997,664	1.78%	(973)	(4,374,250)	-0.65%	7,623,414	1.13%	January 2018 - May 2018
Stock indices	5,975	2,342,568	0.35%	(1,031)	(589,550)	-0.09%	1,753,018	0.26%	January 2018 - March 2018

Total		$25,094,018	3.72%		$(8,538,212)	-1.27%	$16,555,806	2.45%

December 31, 2016

	Long Positions			Short Positions
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	1,343	$(829,500)	-0.09%	(2,577)	$3,088,279	0.35%	$2,258,779	0.26%	January 2017 - May 2017
Currencies - Futures	—	—	0.00%	(4,246)	4,263,986	0.48%	4,263,986	0.48%	March 2017
Currencies - Forwards*	375,072,969	2,624,303	0.30%	(228,896,545)	(1,483,334)	-0.17%	1,140,969	0.13%	January 2017 - March 2017
Energy	545	587,351	0.07%	(210)	(425,312)	-0.05%	162,039	0.02%	January 2017 - March 2017
Interest rates	3,943	924,684	0.10%	(7,799)	891,077	0.10%	1,815,761	0.20%	March 2017 - December 2019
Metals	1,245	(1,075,952)	-0.12%	(1,533)	(490,328)	-0.06%	(1,566,280)	-0.18%	January 2017 - April 2017
Stock indices	7,991	2,944,929	0.33%	(283)	(45,935)	-0.01%	2,898,994	0.32%	January 2017 - March 2017

Total		$5,175,815	0.59%		$5,798,433	0.64%	$10,974,248	1.23%

*Currencies-Forwards present notional amounts as converted to USD.

No individual contract’s unrealized profit or loss comprised greater than 5% of Members’ Capital as of December 31, 2017 and December 31, 2016. With respect to each commodity industry sector listed in the above chart, the net unrealized profit (loss) on open positions is the sum of the unrealized profits (losses) of long positions and short positions, netting unrealized losses against unrealized profits as applicable. Net unrealized profit and loss provides a rough measure of the exposure of the Fund to the various sectors as of the date listed, although such exposure can change at any time.